Property, plant and equipment (Table)	12 Months Ended
Dec. 31, 2019
19. Property, plant and equipment
Property, plant and equipment
	Barclays Bank Group
	Investment property	Property	Equipment	Leased assets	Right of use assets[a]	Total
	£m	£m	£m	£m	£m	£m
Cost
As at 31 December 2018	9	1,463	1,079	9	-	2,560
Effects of changes in accounting policies (see Note 1)	-	-	-	-	580	580
As at 1 January 2019	9	1,463	1,079	9	580	3,140
Additions	5	233	182	-	45	465
Disposals	-	(19)	(144)	-	(6)	(169)
Exchange and other movements	(1)	(42)	(46)	-	2	(87)
As at 31 December 2019	13	1,635	1,071	9	621	3,349
Accumulated depreciation and impairment
As at 31 December 2018	-	(658)	(946)	(9)	-	(1,613)
Effects of changes in accounting policies (see Note 1)	-	-	-	-	(71)	(71)
As at 1 January 2019	-	(658)	(946)	(9)	(71)	(1,684)
Additions	-	-	(31)	-	-	(31)
Depreciation charge	-	(72)	(65)	-	(75)	(212)
Disposals	-	13	142	-	-	155
Exchange and other movements	-	20	34	-	-	54
As at 31 December 2019	-	(697)	(866)	(9)	(146)	(1,718)
Net book value	13	938	205	-	475	1,631
Cost
As at 1 January 2018	116	2,243	1,066	9	-	3,434
Transfer of UK banking business	-	(958)	-	-	-	(958)
Additions	9	155	79	-	-	243
Disposals	(115)	(45)	(101)	-	-	(261)
Change in fair value of investment properties	(3)	-	-	-	-	(3)
Exchange and other movements	2	68	35	-	-	105
As at 31 December 2018	9	1,463	1,079	9	-	2,560
Accumulated depreciation and impairment
As at 1 January 2018	-	(983)	(923)	(9)	-	(1,915)
Transfer of UK banking business	-	448	-	-	-	448
Additions	-	(60)	(32)	-	-	(92)
Depreciation charge	-	(61)	(58)	-	-	(119)
Impairment charge	-	(1)	-	-	-	(1)
Disposals	-	22	94	-	-	116
Exchange and other movements	-	(23)	(27)	-	-	(50)
As at 31 December 2018	-	(658)	(946)	(9)	-	(1,613)
Net book value	9	805	133	-	-	947